Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 – Significant Accounting Policies

Basis of presentation, Liquidity and Management’s Plans

The accompanying condensed consolidated financial statements of the Company have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). U.S. GAAP contemplates the continuation of the Company as a going concern. The Company has had no revenues from product sales since inception and incurred a net loss of $6,069,866 and had negative cash flows of operations totaling $3,045,713 for the nine months ended September 30, 2025, and a cumulative net loss since inception totaling $32,091,995.

In management’s opinion, these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date of this report. The Company plans to finance future operations with proceeds from equity securities, grant awards and strategic collaborations. However, there is no assurance that the Company will be able to affect transactions on commercially reasonable terms, if at all.

Business Segment

Business segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the Company’s Chief Operating Decision Maker (“CODM”) and relied upon when making decisions regarding resource allocation and assessing performance. When evaluating the Company’s financial performance, the CODM reviews total revenues, total expenses, and expenses by functional classification, using this information to make decisions on a company-wide basis. The Company views its operations and manages its business in two operating segments: (i) the production and sale of premium nutritional supplements, and (ii) pharmaceutical operations focused on the development of drug candidates.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates, and those estimates may be material.

The Company bases its estimates on historical experience and other assumptions, which include both quantitative and qualitative assessments that it believes to be reasonable under the circumstances. Changes in estimates are recorded in the period in which they become known.

Significant estimates during the three and nine month periods ended September 30, 2025 and 2024 include valuation of share based arrangements and those related to the recognition and disclosure of income taxes.

Cash

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. From time to time, the Company has cash and cash equivalent balances in excess of the FDIC insured limit of $250,000. As of September 30, 2025 cash and cash equivalent balances in excess of the FDIC limit totaled $468,589.

Prepaid Contracts

Prepaid contracts are related to certain agreements for which the services are being rendered by the counterparty over the three year term of the agreement and the value of which is expensed ratably over that term. See further discussion in Note 6 - Stockholders’ Equity.

Research and Development

Research and development costs are expensed as incurred. Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as subject enrollment, monitoring visits, clinical site activations, or information provided to us by our vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the condensed consolidated financial statements as prepaid or accrued research and development expense, as the case may be.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 2 – Significant Accounting Policies, continued

Income Taxes

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of our assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, applied during the years in which temporary differences are expected to be settled, is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted. As of September 30, 2025 and December 31, 2024, the Company concluded that a full valuation allowance is necessary for the net deferred tax assets.

Earnings Per Share of Common Stock

Basic earnings per share (“EPS”) is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted earnings per share includes the effect, if any, from the potential exercise or conversion of securities, which would result in the issuance of incremental shares of common stock, using the treasury stock method, unless the effect would be anti-dilutive.

The following table summarizes outstanding instruments at September 30, 2025 excluded from the computation of diluted EPS as to do so would have been antidilutive:

Common stock options	11,726,093

Stock-Based Compensation

The grant date fair value of stock-based awards issued to employees, non-employees and members of the board of directors, determined using the Black-Scholes option pricing model and ratably expensed over the requisite service period, which is generally the vesting term of the award. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock, risk-free interest rates and future dividend yields.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 2 – Significant Accounting Policies, continued

Clinical Trial Expenses

When applicable in preparing financial statements, the Company estimates clinical trial-related expenses based on contracts with vendors, clinical sites, and consultants. Because payment timing often differs from service delivery, the Company records expenses according to actual service performance and trial progression, using discussions with internal staff and external providers. Estimates are periodically adjusted as actual results become known. Accurate accruals depend on timely reporting from third-party vendors, and differences between estimated and actual expenses, though not expected to be significant, may occur.

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures and presents financial instruments at estimated Fair Value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosures about the fair value of financial instruments are based on pertinent information available to the Company at each reporting date.

Disclosures related to fair value are categorized in a three level hierarchy (“Fair Value Hierarchy”), generally based on whether the inputs to the valuation techniques utilized to calculated fair value are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the Fair Value Hierarchy are briefly described as follows:

●	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

●	Level 2: Inputs, other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

●	Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

In instances where the determination of the fair value measurement is based on inputs from different levels of the Fair Value Hierarchy, the level in which the fair value of a financial instrument is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The carrying amounts reported in the condensed consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value based on the short-term maturity of these instruments. The amount reported in the condensed consolidated balance sheet for note payable, related party approximates fair value as the interest rate substantially equivalent the Company’s incremental borrowing rate for an instrument with similar terms and time to maturity.

See Note 5 - Convertible Debt and Derivative Liability.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 2 – Significant Accounting Policies, continued

Derivative Instruments

Derivative instruments measured at fair value. Gains or losses resulting from changes in the fair value of derivatives instruments recorded as assets or liabilities are recognized in earnings at each reporting period.

Leases

Operating lease right-of-use (“ROU”) assets and related operating lease liabilities are recognized based on the present value of future minimum lease payments over the expected term of the lease after taking into account the likelihood of renewals and textensions.at inception. In the event an implicit interest rate is not present in the lease agreement, the Company utilizes its incremental borrowing rate at lease inception in order to determine the present value. Short term leases with an initial term of less than twelve months are expensed as incurred.

Note 2 – Significant Accounting Policies

Basis of presentation and Going Concern

The financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). U.S GAAP contemplates continuation of the Company as a going concern. For the year ended December 31, 2024 and 2023, the Company had no revenues from product sales and incurred a net loss of $2,439,625 and $4,783,689, respectively. Net cash used in operations for the years ended December 31, 2024 and 2023 was $3,911,004 and $480,953, respectively. As of December 31, 2024, the Company had a working capital surplus and accumulated deficit of $2,641,110 and $26,022,129, respectively.

The Company plans to finance future operations with proceeds from equity securities, grant awards and strategic collaborations. However, there is no assurance the Company will be successful. It is the management’s opinion that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date of this report.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Business Segment

The Company uses the “management approach” to identify its reportable segments. The management approach requires companies to report segment financial information consistent with information used by management for making operating decisions and assessing performance as the basis for identifying the Company’s reportable segments. The Company has identified one single reportable operating segment. The Company manages its business on the basis of one operating and reportable segment and derives revenues from selling its product and related services.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates, and those estimates may be material.

Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and other assumptions, which include both quantitative and qualitative assessments that it believes to be reasonable under the circumstances.

Significant estimates during the years ended December 31, 2024 and 2023, respectively, include valuation of stock-based compensation, uncertain tax positions, and the valuation allowance on deferred tax assets.

Cash

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. As of December 31, 2024 and 2023, the Company invested a portion of cash balances in a high yield savings account, which are included as cash equivalents on the balance sheets. As of December 31, 2024 and 2023, the cash balances exceed the FDIC limit of $250,000 by $3,519,510 and $0, respectively.

Prepaid Contracts

Prepaid contracts generally represent service agreements which the Company would receive services over a period of time and are expensed as the services are received. The Company’s prepaid contracts are related to service agreements that span over three years, therefore the expense will be recognized over the three year term.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets generally represent payments made for goods or services to be received within one year and are expensed as the related benefit is received.

Research and Development

Research and development costs are expensed as incurred. Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as subject enrollment, monitoring visits, clinical site activations, or information provided to us by our vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense, as the case may be. Total research and development costs for the years ended December 31, 2024, and 2023 were $492,660 and $954,793, respectively.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 2 – Significant Accounting Policies, continued

Income Taxes

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of our assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, applied during the years in which temporary differences are expected to be settled, is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted. As of December 31, 2024 and 2023, the Company concluded that a full valuation allowance is necessary for the net deferred tax assets. The Company had no material amounts recorded for uncertain tax positions, interest or penalties in the accompanying financial statements. The Company is subject to taxation in the U.S. Our tax years for 2021 and forward are subject to examination by tax authorities. The Company is not currently under examination by any tax authority.

Loss Per Share of Common Stock

Basic loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock, convertible notes payable, warrants, stock options, and unvested restricted stock, which would result in the issuance of incremental shares of common stock, as calculated using the treasury method. In computing the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remains the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation.

As of December 31, 2024, there were 1,359,375 warrants outstanding, 1,626,037 restricted stock units and 10,633,988 stock options. These securities are considered dilutive securities which were excluded from the computation since the effect is anti-dilutive.

As of December 31, 2023, there were 1,359,375 warrants outstanding, 1,618,537 restricted stock units, and 10,336,882 stock options and 14 convertible notes payable, which are convertible into restricted fully-paid and non-assessable shares of the Company’s common stock or units of common stock and warrants to purchase common stock, if units are offered in the Initial Public Offering equal to the indebtedness divided by 70% of the offering price paid per share of at which the IPO is made. These securities are considered dilutive securities which were excluded from the computation since the effect is anti-dilutive.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the provisions of Accounting Standards Codification (“ASC”) Topic 718, Compensation—Stock Compensation, or ASC 718, which requires the recognition of expense related to the fair value of stock-based awards in the statements of operations. For stock options issued to employees, non-employees and members of our board of directors, the Company estimates the grant-date fair value of options using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates, and, for grants prior to our initial public offering, the value of the common stock. For awards subject to time-based vesting, the Company recognized stock-based compensation expense, on a straight-line basis over the requisite service period, which is generally the vesting term of the award.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 2 – Significant Accounting Policies, continued

Clinical Trial Expenses

As part of the process of preparing our financial statements, the Company is required to estimate expenses resulting from obligations under contracts with vendors, clinical research organizations and consultants and under clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts. The Company’s objective is to reflect the appropriate trial expenses in the financial statements by matching those expenses with the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by patient progression and the timing of various aspects of the trial. The Company determines accrual estimates based on estimates of services received and efforts expended that take into account discussion with applicable personnel and outside service providers as to the progress or state of consummation of trials. During the course of a clinical trial, the Company adjusts the clinical expense recognition if actual results differ from its estimates. The Company makes estimates of the accrued expenses as of each balance sheet date based on the facts and circumstances known at that time. The clinical trial accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors. Although the Company does not expect the estimates to be materially different from amounts actually incurred, understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low for any particular period.

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial assets and liabilities in accordance with US GAAP. For certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for notes payable, net of discount, and loans payable also approximate fair value because current interest rates available for debt with similar terms and maturities are substantially the same.

The Company follows accounting guidance for financial assets and liabilities. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies to all other accounting pronouncements that require or permit fair value measurements. This guidance does not apply to measurements related to share-based payments. This guidance discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost).

The guidance utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into six broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs, other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 2 – Significant Accounting Policies, continued

Fair Value of Financial Instruments and Fair Value Measurements, continued

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis at each reporting period for each fair value hierarchy level:

	Derivative Liability December 31, 2024	Derivative Liability December 31, 2023
Level I	$-	$-
Level II	$-	$-
Level III	$-	$1,505,398
Total	$-	$1,505,398

Also see Note 5 - Convertible Debt and Derivative Liability.

Derivative Instruments

ASC Topic 815, Derivatives and Hedging (“ASC Topic 815”), establishes accounting and reporting standards for derivative instruments and for hedging activities by requiring that all derivatives be recognized in the balance sheet and measured at fair value. Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings. On the date of conversion or payoff of debt, the Company records the fair value of the conversion shares, removes the fair value of the related derivative liability, removes any discounts and records a net gain or loss on debt extinguishment. On January 1, 2020, the Company adopted ASU 2017-11 under which down-round Features in Financial Instruments will no longer cause derivative treatment. The Company applies the modified prospective method of adoption. There were no cumulative effects on adoption.

Convertible Notes with Embedded Derivative Liabilities

The Company has entered into convertible notes, some of which contain variable conversion options, whereby the outstanding principle and accrued interest may be converted, by the holder, into shares of common stock at a fixed discount to the price of the common stock at or around the time of conversion upon certain trigger events. The Company evaluates all its financial instruments to determine if those contracts or any potential embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815-10 – Derivative and Hedging – Contract in Entity’s Own Equity. This accounting treatment requires that the carrying amount of any derivatives be recorded at fair value at issuance and marked-to-market at each balance sheet date. In the event that the fair value is recorded as a liability, as is the case with the Company, the change in the fair value during the period is recorded as either other income or expense. Upon conversion, exercise or repayment, the respective derivative liability is marked to fair value at the conversion, repayment, or exercise date and then the related fair value amount is reclassified to other income or expense as part of gain or loss on debt extinguishment.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 2 – Significant Accounting Policies, continued

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842). The updated guidance requires lessees to recognize lease assets and lease liabilities for most operating leases. In addition, the updated guidance requires that lessors separate lease and non-lease components in a contract in accordance with the new revenue guidance in ASC 606.

Operating lease ROU assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company use an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is included in general and administrative expenses in the statements of operations.

Recent Accounting Pronouncements

The Company has reviewed the FASB issued ASU accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and do not believe that any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of the Company’s financial management.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) – Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exceptions. The ASU also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company’s adoption of this standard did not have a material impact on the Company’s financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07 - Segment Reporting (Topic ASC 280) Improvements to Reportable Segment Disclosures. The ASU improves reportable segment disclosure requirements, primarily through enhanced disclosure about significant segment expenses. The enhancements under this update require disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss, require disclosure of other segment items by reportable segment and a description of the composition of other segment items, require annual disclosures under ASC 280 to be provided in interim periods, clarify use of more than one measure of segment profit or loss by the CODM, require that the title of the CODM be disclosed with an explanation of how the CODM uses the reported measures of segment profit or loss to make decisions, and require that entities with a single reportable segment provide all disclosures required by this update and required under ASC 280. The Company adopted ASU 2023-07 for the annual period ending December 31, 2024.

The Company’s Chief Executive Officer serves as the CODM.

All other newly issued accounting pronouncements that are not yet effective have been deemed immaterial or nonapplicable.